UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock	Preferred stock	Additional Paid-in-Capital	Retained Earnings (Deficit)	Non-Controlling Interests	Total
Balance at January 1, at Dec. 31, 2014	$ 294	$ 125	$ 425,979	$ (838)	$ 49,131	$ 474,691
Balance (in shares) January 1, at Dec. 31, 2014	29,434,178	125
Increase (Decrease) in Stockholders' Equity
Offering costs allocated to Additional Paid-In Capital			(110)		(11)	(121)
Dividend declared on common stock ($0.38 and $0.32 per share for nine months ended September 30, 2016 and 2015, respectively)				(19,435)		(19,435)
Dividend reinvestment in common stock	$ 2		3,502			3,504
Dividend reinvestment in common stock (shares)	236,796
Dividend declared on operating partnership units					(1,632)	(1,632)
Dividend reinvestment in operating partnership units					1,152	1,152
Conversion of Operating Partnership units into REIT shares	$ 9		12,599		(12,608)
Conversion of Operating Partnership units into REIT shares (in shares)	868,402
Net Income				33,028	2,871	35,899
Balance at September 30, at Sep. 30, 2015	$ 305	$ 125	441,970	12,755	38,903	494,058
Balance (in shares) at September 30 at Sep. 30, 2015	30,539,376	125
Balance at January 1, at Dec. 31, 2015	$ 308	$ 125	446,787	(5,899)	38,892	480,213
Balance (in shares) January 1, at Dec. 31, 2015	30,804,029	125
Increase (Decrease) in Stockholders' Equity
Dividend declared on preferred stock				(8)		(8)
Dividend declared on common stock ($0.38 and $0.32 per share for nine months ended September 30, 2016 and 2015, respectively)				(23,484)		(23,484)
Dividend reinvestment in common stock	$ 1		1,806			1,807
Dividend reinvestment in common stock (shares)	123,791
Dividend declared on operating partnership units					(2,072)	(2,072)
Dividend reinvestment in operating partnership units					359	359
Incentive shares issued			482			482
Incentive shares issued (in shares)	32,550
Net Income				25,115	2,217	27,332
Balance at September 30, at Sep. 30, 2016	$ 309	$ 125	$ 449,075	$ (4,276)	$ 39,396	$ 484,629
Balance (in shares) at September 30 at Sep. 30, 2016	30,960,370	125